Share-based payments - Option grants (Details)	12 Months Ended
	Aug. 31, 2021 USD ($) $ / shares	Aug. 31, 2020 USD ($) $ / shares
Share-based payments
Number of options, Beginning balance | $	516,216
Number options, Granted | $	1,148,310	516,216
Forfeited | $	(5,405)
Number of options, Ending Balance | $	1,659,121	516,216
Weighted average exercise, Beginning balance | $ / shares	$ 3.41
Weighted average exercise, Granted | $ / shares	12.86	$ 3.41
Forfeited (in dollars per share) | $ / shares	3.70
Weighted average exercise, Ending balance | $ / shares	$ 9.95	$ 3.41